MEG Energy Corp. Acquisition	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
MEG Energy Corp. Acquisition

4. MEG ENERGY CORP. ACQUISITION
A) Summary of the Acquisition
On November 13, 2025, Cenovus completed the MEG Acquisition pursuant to which Cenovus acquired all the issued and outstanding common shares of MEG, other than common shares of MEG already owned by Cenovus, for total purchase consideration of $7.1 billion, consisting of $3.4 billion in cash, 143.9 million Cenovus common shares and $32 million of assumed stock-based compensation. Prior to closing the MEG Acquisition, the Company held an aggregate of 25.0 million common shares of MEG with an acquisition-date fair value of $775 million.
The MEG Acquisition provides Cenovus with additional oil sands assets that are directly adjacent to the Company’s Christina Lake asset and are reported under the Christina Lake results in the Oil Sands segment.
The MEG Acquisition was accounted for using the acquisition method pursuant to IFRS 3, “Business Combinations” (“IFRS 3”). Under the acquisition method, assets and liabilities are recorded at fair value on the date of acquisition, with the exception of ROU assets, lease liabilities, income taxes and stock-based compensation. The total consideration is allocated to the assets acquired and liabilities assumed. The excess of consideration given over the fair value of the net assets acquired, if any, is recorded as goodwill. In accordance with the step acquisition treatment of IFRS 3, the previously held interest in MEG is required to be re-measured to fair value at the acquisition date with any gain or loss recognized in net earnings (loss).
B) Identifiable Assets Acquired and Liabilities Assumed
The preliminary purchase price allocation is based on Management’s best estimate of fair value. Upon finalizing the fair value of net assets acquired, adjustments to initial estimates, including goodwill, may be required.
The following table summarizes the details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of the acquisition.

As at	November 13, 2025
Consideration
Cash	3,441
Common Shares (1)	3,667
Stock-Based Compensation	32
Total Purchase Consideration	7,140
Fair Value of Pre-Existing Ownership Interest	775
Total Consideration	7,915

Identifiable Assets Acquired and Liabilities Assumed
Cash	36
Accounts Receivable and Accrued Revenues	571
Income Tax Receivable	13
Inventories	499
Exploration and Evaluation Assets	174
Property, Plant and Equipment	9,709
Right-of-Use Assets	301
Other Assets	13
Accounts Payable and Accrued Liabilities	(444)
Income Tax Payable	(3)
Long-Term Debt	(843)
Lease Liabilities	(366)
Decommissioning Liabilities	(184)
Other Liabilities	(27)
Deferred Income Tax Liabilities, Net	(1,534)
Total Identifiable Net Assets	7,915
Goodwill	—
(1)Based on the November 13, 2025, opening share price of $25.48, as reported on the TSX.
The fair value and gross contractual amount of acquired accounts receivable and accrued revenues was $571 million, all of which was collected.
C) Fair Value of Pre-Existing Ownership Interest
The acquisition-date fair value of the previously held MEG common shares was estimated to be $775 million and the net carrying value was $752 million. Cenovus recognized a revaluation gain of $23 million, which is recorded in gain (loss) on divestiture of assets in net earnings (loss).
D) Transaction Costs
For the year ended December 31, 2025, integration and transaction costs related to the acquisition of $72 million were recognized in net earnings (loss).
E) Revenue and Profit Contribution
The acquired business contributed revenues of $623 million and segment income of $29 million for the period from November 13, 2025, to December 31, 2025.
If the closing of the MEG Acquisition had occurred on January 1, 2025, Cenovus's consolidated pro forma revenues and segment income for the year ended December 31, 2025, would have been $53.4 billion and $6.0 billion, respectively. These amounts were calculated using results from the acquired business adjusting them for additional DD&A that would be charged assuming the fair value adjustments to PP&E had applied from January 1, 2025, and differences in accounting policies. This pro forma information is not necessarily indicative of the results that would have been obtained if the MEG Acquisition had actually occurred on January 1, 2025.